UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund:  BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan

        Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 134.1%
Corporate — 2.8%
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$3,805	$5,033,330
County/City/Special District/School District — 25.4%
Anchor Bay School District, GO, Refunding, (Q-SBLF):
4.38%, 5/01/27	640	691,955
4.50%, 5/01/29	605	652,668
Bay City School District Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/16 (a)	200	213,996
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,250	1,365,662
5.00%, 4/01/26	1,250	1,366,612
5.00%, 4/01/27	500	542,640
Chippewa Valley Schools, GO, Refunding, Unlimited Tax (Q-SBLF), 5.00%, 5/01/32	1,120	1,267,213
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	600	628,500
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 5/01/38	1,970	2,193,240
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	450	504,140
5.50%, 5/01/41	830	920,669
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	400	407,996
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	2,000	2,179,120
Dearborn School District, GO, Series A (Q-SBLF):
5.00%, 5/01/32	570	645,873
5.00%, 5/01/33	610	688,660
5.00%, 5/01/34	455	512,539
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	1,880	2,019,534
Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Fraser Public School District Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/25	$1,255	$1,283,664
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	400	451,604
5.50%, 5/01/36	800	896,248
5.50%, 5/01/41	1,000	1,109,240
Harper Creek Community School District Michigan, GO, Refunding, (AGM) (Q-SBLF), 5.00%, 5/01/22	1,000	1,022,840
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	2,650	2,901,405
Jonesville Community Schools Michigan, GO, Refunding, (NPFGC) (Q-SBLF), 5.00%, 5/01/29	1,085	1,104,194
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF):
5.00%, 5/01/25	1,000	1,022,840
5.00%, 5/01/26	1,050	1,073,982
5.00%, 5/01/35	2,000	2,034,580
Lincoln Consolidated School District Michigan, GO, Refunding, (NPFGC) (Q-SBLF), 4.63%, 5/01/28	1,675	1,749,219
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	1,910	2,070,822
New Lothrop Area Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 11/01/15 (a)	1,200	1,257,672
Parchment School District, County of Kalamazoo, State of Michigan, GO, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/25	465	540,735
Romulus Community Schools, GO, Unlimited Tax, Refunding (AGM) (Q-SBLF):
4.25%, 5/01/26	740	801,701
4.25%, 5/01/27	725	779,643
4.50%, 5/01/29	630	682,460

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/32	$1,500	$1,616,340
Troy School District, GO, (Q-SBLF), 5.00%, 5/01/28	760	883,667
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/28	750	829,988
Walled Lake Consolidated School District, GO, (Q-SBLF):
5.00%, 5/01/37	1,080	1,206,803
5.00%, 5/01/40	1,000	1,109,250
5.00%, 5/01/43	1,530	1,689,717

		44,919,631
Education — 17.7%
Central Michigan University, Refunding RB:
5.00%, 10/01/30	380	444,410
5.00%, 10/01/31	380	441,929
5.00%, 10/01/34	610	701,537
5.00%, 10/01/39	760	865,731
Ciy of Grand Rapids Michigan, EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	828,696
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/24	1,595	1,783,800
4.50%, 10/01/25	1,405	1,571,310
Michigan State University, Refunding RB, General:
Series A, 5.00%, 8/15/41	3,035	3,445,544
Series C, 5.00%, 2/15/40	3,770	4,217,914
Series C, 5.00%, 2/15/44	1,000	1,119,490
Michigan Technological University, Refunding RB, Series A, 5.00%, 10/01/34	810	902,664
Oakland University, RB, General:
5.00%, 3/01/32	400	444,228
Series A, 5.00%, 3/01/38	1,820	2,015,759
Series A, 5.00%, 3/01/43	2,980	3,264,441
University of Michigan, RB, Series A, 5.00%, 4/01/39	1,300	1,504,945
Wayne State University, RB, Series A:
5.00%, 11/15/40	1,000	1,103,130
4.00%, 11/15/44	380	386,114
Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (concluded)
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	$1,400	$1,565,550
5.25%, 11/15/43	3,220	3,616,221
(AGM), 5.25%, 11/15/33	380	432,406
(AGM), 5.00%, 11/15/39	665	737,904

		31,393,723
Health — 30.9%
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	2,750	3,001,928
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	3,000	3,361,980
Michigan Finance Authority, RB, Sparrow Obligated Group, 5.00%, 11/15/36	950	1,022,865
Michigan Finance Authority, Refunding RB:
Hospital, Oakwood Obligated Group, 5.00%, 8/15/31	1,065	1,186,612
Trinity Health Credit Group, 5.00%, 12/01/31	1,900	2,124,105
Trinity Health Credit Group, 5.00%, 12/01/35	2,400	2,650,992
Trinity Health Credit Group, 5.00%, 12/01/39	1,650	1,806,206
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	2,300	2,630,073
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,626,955
MidMichigan Obligated Group, Series A, 5.00%, 4/15/26	380	393,490
Trinity Health Credit, 5.00%, 12/01/16 (a)	145	158,701
Trinity Health Credit, Series A, 5.00%, 12/01/26	855	927,367

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/21	$400	$436,136
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/25	2,470	2,635,465
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/37	3,340	3,502,424
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	1,595	1,694,129
McLaren Health Care, Series A, 5.00%, 6/01/35	860	940,453
McLaren Health Care, Series A, 5.75%, 5/15/38	1,500	1,686,375
Trinity Health Credit Group, Series A, 6.13%, 12/01/23	940	1,097,328
Trinity Health Credit Group, Series A, 6.25%, 12/01/28	570	665,680
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,450	2,529,258
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,400	1,641,808
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,000	1,278,610
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39	12,500	13,761,625
Series W, 6.00%, 8/01/39	575	655,724
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,200	1,332,492

		54,748,781
Housing — 7.9%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,018,080
Series A, 4.75%, 12/01/25	2,605	2,796,910
Series A, 4.45%, 10/01/34	380	399,038
Series A, 4.63%, 10/01/39	1,325	1,384,612
Series A, 4.75%, 10/01/44	1,900	1,984,341
Michigan State HDA, Refunding RB:
Rental Housing, Series D, 4.50%, 10/01/48	4,335	4,533,846
Michigan (continued)
Housing (concluded)
Michigan State HDA, Refunding RB (concluded):
Series A, 6.05%, 10/01/41	$1,625	$1,793,513

		13,910,340
State — 13.3%
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	2,650	2,923,745
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	2,510	2,710,449
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	2,350	2,742,990
Series I (AGC), 5.25%, 10/15/24	2,000	2,329,060
Series I (AGC), 5.25%, 10/15/25	1,500	1,742,925
Series I (AGC), 5.25%, 10/15/26	400	463,752
Series I-A, 5.38%, 10/15/41	2,175	2,460,621
Series I-A, 5.50%, 10/15/45	750	853,290
Series II (AGM), 5.00%, 10/15/26	3,000	3,442,800
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	1,150	1,315,520
5.00%, 11/15/36	2,220	2,515,016

		23,500,168
Transportation — 13.6%
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	3,250	3,620,630
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	3,730	3,903,482
5.25%, 12/01/26	3,700	3,872,087
5.00%, 12/01/34	3,550	3,661,435
5.00%, 12/01/39	560	605,108
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	3,060	3,507,739

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Transportation (concluded)
Wayne County Airport Authority, Refunding RB, AMT (AGC) (concluded):
5.38%, 12/01/32	$4,300	$4,823,697

		23,994,178
Utilities — 22.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,010	1,084,316
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	915	914,936
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series C (AGM), 5.00%, 7/01/29	6,275	6,509,497
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,778,955
City of Grand Rapids Michigan Sanitary Sewer System, RB:
5.00%, 1/01/37	570	649,794
4.00%, 1/01/42	675	692,968
City of Holland Michigan Electric Utility System, RB, Series A:
5.00%, 7/01/33	1,140	1,298,950
4.13%, 7/01/39	950	986,717
5.00%, 7/01/39	4,640	5,190,814
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 7/01/27	1,210	1,392,662
5.00%, 7/01/31	2,600	2,952,326
5.00%, 7/01/37	1,270	1,423,213
5.50%, 7/01/41	2,000	2,346,720
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	190	208,307
5.63%, 10/01/40	500	552,150
City of Wyoming Michigan, RB, Sewer System (NPFGC), 5.00%, 6/01/30	5,300	5,407,802
Michigan Finance Authority, Refunding RB:
5.00%, 7/01/32	1,995	2,198,949
5.00%, 7/01/33	1,140	1,251,686
Senior Lien, Detroit Water and Sewer, Series C-3, 5.00%, 7/01/31	380	420,147
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund:
5.00%, 10/01/27	$750	$807,472
5.00%, 10/01/29	680	787,012
Pooled Project, 5.00%, 10/01/27	760	884,306

		39,739,699
Total Municipal Bonds in Michigan		237,239,850
Guam — 3.7%
State — 3.7%
Territory of Guam, RB:
Business Privilege Tax Bonds, Series A, 5.25%, 1/01/36	310	339,379
Business Privilege Tax Bonds, Series A, 5.13%, 1/01/42	3,390	3,657,166
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/32	1,050	1,142,085
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/37	405	436,274
Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	850	938,833
Total Municipal Bonds in Guam		6,513,737
Total Municipal Bonds — 137.8%		243,753,587

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Michigan — 15.5%
County/City/Special District/School District — 4.3%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/37	4,154	4,476,632
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	2,850	3,119,154

		7,595,786
Education — 11.2%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/41	3,780	4,322,430
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	2,500	2,752,675

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)		Value
Michigan (concluded)
Education (concluded)
Wayne State Univeristy, RB, General, Series A, 5.00%, 11/15/40	$3,810		$4,202,925
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	7,793		8,651,000

			19,929,030
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 15.5%			27,524,816
Total Long-Term Investments (Cost — $252,050,176) — 153.3%			271,278,403

Short-Term Securities
BIF Michigan Municipal Money Fund, 0.00%, (c)(d)	3,113		3,112,938
		Value
Total Short-Term Securities (Cost — $3,112,938) — 1.8%		$3,112,938
Total Investments (Cost — $255,163,114*) — 155.1%		274,391,341
Other Assets Less Liabilities — 1.8%		3,334,930
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.6%)		(13,497,985)
VRDP Shares, at Liquidation Value — (49.3%)		(87,300,000)

Net Assets Applicable to Common Shares — 100.0%		$176,928,286

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$241,613,261

Gross unrealized appreciation	$19,324,822
Gross unrealized depreciation	(39,740)

Net unrealized appreciation	$19,285,082

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BIF Michigan Municipal Money Fund	2,269,658	843,280	3,112,938	—

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(50)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$6,317,969	$143,566

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Securities[1]		$271,278,403	—	$271,278,403
Short-Term Securities	$3,112,938		—	3,112,938

Total	$3,112,938	$271,278,403	—	$274,391,341

[1] See above Schedule of Investments for values in each sector.

6	BlackRock MuniYield Michigan Quality Fund II, Inc.	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$143,566	—	—	$143,566
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$63,000	—	—	$63,000
Liabilities:
TOB trust certificates	—	$(13,492,998)	—	(13,492,998)
VRDP Shares	—	(87,300,000)	—	(87,300,000)

Total	$63,000	$(100,792,998)	—	$(100,729,998)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	October 31, 2014	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 23, 2014